Significant Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Related party revenues	$ 25,982,724	$ 12,724,077	$ 9,068,669
Gefei Assets Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	3,866,439
Gefei Assets Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	2,504,815
Wuhu Gefei Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,226,227
Wuhu Gefei Asset Management Co., Ltd. | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	191,757
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,024,790
Shanghai Gefeilanguang Investment Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	819,199
Shanghai Gefeilanguang Investment Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	459,439
Chongqing Gefei Longxin Equity Investment Management Co., Ltd . | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	748,914
Chongqing Gefei Longxin Equity Investment Management Co., Ltd . | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	268,632
Tianjin Gefei Asset Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	645,699	594,592	1,698,949
Tianjin Gefei Asset Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	3,622,393	1,550,151	331,414
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	411,614
Kunshan Jingzhao Equity Investment Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	215,657	1,987,969
Kunshan Jingzhao Equity Investment Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	2,111,583	522,800
Gopher Capital GP Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	159,257
Gopher Capital GP Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	14,002
Sequoia Capital Investment Management (Tianjin) Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	218,860	410,755	4,471,209
Financial Products Invested By Group And Affiliates | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	55,475	1,044,942	313,473
Financial Products Invested By Group And Affiliates | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	1,010,330	665,769	176,688
Sequoia Capital Investment Management Tianjin Company Limited | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	$ 6,407,642	$ 5,947,099	$ 2,076,936